Net fees and commission income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fees and commission income:
Credit placement fees		₩ 94,836	₩ 66,666	₩ 62,766
Commission received as electronic charge receipt		143,449	151,584	146,309
Brokerage fees		546,236	353,382	412,165
Commission received as agency		145,162	140,484	120,508
Investment banking fees		161,439	151,031	91,273
Commission received in foreign exchange activities		239,467	244,325	214,395
Asset management fees		255,043	307,167	235,275
Credit card fees		1,170,078	1,234,239	1,360,322
Operating lease fees	[1]	245,173	142,025	82,141
Others		813,591	766,110	570,102
Fees and commission income		3,814,474	3,557,013	3,295,256
Fees and commission expense:
Credit-related fee		(46,456)	(42,023)	(36,817)
Credit card fees		(849,256)	(915,521)	(944,533)
Others		(535,829)	(458,950)	(374,909)
Fees and commission expense		(1,431,541)	(1,416,494)	(1,356,259)
Net fees and commission income		₩ 2,382,933	₩ 2,140,519	₩ 1,938,997

[1]	Among operating lease fees recognized during the current and prior periods, there is no variable lease fee income which does not vary by index or rate.